STOCK OPTIONS (Details 5) - Options One [Member]	12 Months Ended
Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	2.20%
Expected life	4 years
Expected volatility	86.00%